PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	Weighted Average
December 31,	Depreciation Rate	2016	2015
(millions of Canadian dollars)
Liquids Pipelines
Pipeline	2.7%	30,809	31,092
Pumping equipment, buildings, tanks and other	3.0%	15,215	14,319
Land and right-of-way	2.4%	1,218	1,221
Under construction	-	5,419	6,002

		52,661	52,634
Accumulated depreciation		(8,996)	(8,233)

		43,665	44,401

Gas Distribution
Gas mains, services and other	3.1%	10,022	8,819
Land and right-of-way	1.0%	133	85
Under construction	-	144	902

		10,299	9,806
Accumulated depreciation		(2,524)	(2,379)

		7,775	7,427

Gas Pipelines and Processing
Pipeline	3.0%	3,665	3,557
Compressors, meters and other operating equipment	2.4%	4,014	3,864
Processing and treating plants	2.4%	846	869
Pumping equipment, buildings, tanks and other	8.4%	306	275
Land and right-of-way	2.3%	673	680
Under construction	-	791	956

		10,295	10,201
Accumulated depreciation		(2,167)	(2,003)

		8,128	8,198

Green Power and Transmission
Wind turbines, solar panels and other	4.1%	4,259	4,311
Power transmission	2.2%	378	387
Land and right-of-way	1.9%	43	45
Under construction	-	612	51

		5,292	4,794
Accumulated depreciation		(778)	(600)

		4,514	4,194

Energy Services
Pumping equipment and other	4.0%	33	34

		33	34
Accumulated depreciation		(13)	(13)

		20	21

Eliminations and Other
Vehicles, office furniture, equipment and other	9.3%	315	331

		315	331
Accumulated depreciation		(133)	(138)

		182	193

		64,284	64,434